Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
PRC Statutory EIT rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	0.00%	1.00%	(4.00%)
Change of prior year deferred tax assets	0.00%	(5.00%)	0.00%
Change of valuation allowance	(25.00%)	(19.00%)	(15.00%)
(Income) not subject to tax and non-deductible expenses, net	0.00%	1.00%	(9.00%)
Effect of tax holidays	0.00%	0.00%	(1.00%)
Effect of future tax rate change	0.00%	0.00%	3.00%
Effect of expired net operating loss carry forwards	0.00%	(3.00%)	0.00%
Effective EIT rate	0.00%	0.00%	(1.00%)